Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Employee Share Option Activity Under Twenty Ten Plan

The following table summarizes the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2015	9,054,118	0.32	6.3	20,450
Exercised	(4,741,920)	0.25
Forfeited	(132,000)	0.78

Outstanding, December 31, 2015	4,180,198	0.39	6.1	13,275

Vested and expected to vest at December 31, 2015	4,134,216	0.38	6.1	13,129

Exercisable as of December 31, 2015	3,797,029	0.35	6.1	12,042

Assumptions Used to Calculate Grant Date Estimated Fair Value of Share Options Using Black Scholes Option Valuation Model or Binomial Lattice Model

The Company calculated the estimated fair value of the share options on the grant date using the Black-Scholes Option model or Binomial-Lattice model for 2011 and 2012, respectively, with the following assumptions:

	Granted in 2011	Granted in 2011	Granted in 2012
	Before September 30, 2011	After September 30, 2011
Risk-free interest rates	1.03%-3.36%	1.03%-3.36%	2.06%-3.68%
Expected life (years)	0.08-7.75 years	Not applicable	Not applicable
Sub optimal early exercise factor	Not applicable	2.2	2.2
Expected volatility	24.25%-76%	69.17%	57.01%-68.03%
Expected dividend yield	0%	0%	0%
Fair value of share option	US$1.20-US$2.06	US$1.02-US$1.03	US$1.34-US$1.68

Restricted Stock Units Activity

The following table summarizes the Company’s RSUs activity under the 2010 Plan and 2014 Plan:

	Number of RSUs	Weighted-average grant date fair value	Weighted-average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Unvested, January 1, 2015	3,610,256	19.22	8.6	55,851
Granted	1,131,218	18.27
Vested	(1,403,132)	17.63
Forfeited	(1,565,282)	20.40

Unvested, December 31, 2015	1,773,060	19.14	8.6	35,211

Total Compensation Expense Recognized Relating to Options Granted to Employees

Total compensation expense relating to share options and RSUs granted to employees recognized for the years ended December 31, 2013, 2014 and 2015 is as follows:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Cost of revenues	8,054	7,163	12,422	1,918
Sales and marketing expenses	13,405	13,482	13,488	2,082
General and administrative expenses	40,711	208,914	153,814	23,745
Research and development expenses	5,599	4,176	10,303	1,590

	67,769	233,735	190,027	29,335